Supplement to the
Fidelity® AMT Tax-Free Money Fund and Fidelity Municipal Money Market Fund
October 30, 2014
Prospectus

Effective the close of business on April 24, 2015, new positions in Fidelity® AMT Tax-Free Money Fund may no longer be opened. Shareholders of the fund on that date may continue to add to their existing fund positions. Investors who did not own shares of the fund on April 24, 2015, generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by April 24, 2015, 2) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since April 24, 2015, 3) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, and 4) by a portfolio manager of the fund. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

Proposed Reorganization. The Board of Trustees of each of Fidelity Union Street Trust II and Fidelity Newbury Street Trust has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity AMT Tax-Free Money Fund and Tax-Exempt Fund pursuant to which Fidelity AMT Tax-Free Money Fund would be reorganized on a tax-free basis with and into Tax-Exempt Fund.

The Agreement provides for the transfer of all of the assets of Fidelity AMT Tax-Free Money Fund in exchange for shares of Tax-Exempt Fund equal in value to the net assets of Fidelity AMT Tax-Free Money Fund and the assumption by Tax-Exempt Fund of all of the liabilities of Fidelity AMT Tax-Free Money Fund. After the exchange, Fidelity AMT Tax-Free Money Fund will distribute the Tax-Exempt Fund shares to its shareholders pro rata, in liquidation of Fidelity AMT Tax-Free Money Fund. As a result, shareholders of Fidelity AMT Tax-Free Money Fund will become shareholders of Tax-Exempt Fund (these transactions are collectively referred to as the "Reorganization"). As part of the Reorganization, shareholders of Fidelity AMT Tax-Free Money Fund would receive Premium Class shares of Tax-Exempt Fund.

SMM-MMM-15-03  October 14, 2015
1.471730.127

The Reorganization, which does not require shareholder approval, is expected to take place on or about May 15, 2015, on which date this prospectus will no longer offer shares of Fidelity AMT Tax-Free Money Fund. The Reorganization is expected to be a tax-free transaction. This means that neither Fidelity AMT Tax-Free Money Fund nor its shareholders will recognize any gain or loss as a direct result of the Reorganization. For more detailed information, please contact Fidelity at 1-800-544-8544.

The following information supplements information for Fidelity Municipal Money Market Fund found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" beginning on page 9.

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The following information supplements information for Fidelity Municipal Money Market Fund found in the "Shareholder Information" section under the heading "Additional Information about the Purchase and Sale of Shares" on page 15.

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The following information supplements information for Fidelity Municipal Money Market Fund found in the "Shareholder Information" section under the heading "Buying Shares" beginning on page 16.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts other than those beneficially owned by natural persons (non-retail investors) may no longer be opened. Non-retail investors of the fund on that date may continue to add to their fund positions existing on that date. Non-retail investors that did not own shares of the fund on December 31, 2015, will not be allowed to buy shares of the fund. These restrictions generally will apply to investments made directly with Fidelity. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

Supplement to the
Fidelity® AMT Tax-Free Money Fund and Fidelity Municipal Money Market Fund
October 30, 2014
Prospectus

Effective the close of business on April 24, 2015, new positions in Fidelity® AMT Tax-Free Money Fund may no longer be opened. Shareholders of the fund on that date may continue to add to their existing fund positions. Investors who did not own shares of the fund on April 24, 2015, generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by April 24, 2015, 2) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since April 24, 2015, 3) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, and 4) by a portfolio manager of the fund. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

Proposed Reorganization. The Board of Trustees of each of Fidelity Union Street Trust II and Fidelity Newbury Street Trust has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity AMT Tax-Free Money Fund and Tax-Exempt Fund pursuant to which Fidelity AMT Tax-Free Money Fund would be reorganized on a tax-free basis with and into Tax-Exempt Fund.

The Agreement provides for the transfer of all of the assets of Fidelity AMT Tax-Free Money Fund in exchange for shares of Tax-Exempt Fund equal in value to the net assets of Fidelity AMT Tax-Free Money Fund and the assumption by Tax-Exempt Fund of all of the liabilities of Fidelity AMT Tax-Free Money Fund. After the exchange, Fidelity AMT Tax-Free Money Fund will distribute the Tax-Exempt Fund shares to its shareholders pro rata, in liquidation of Fidelity AMT Tax-Free Money Fund. As a result, shareholders of Fidelity AMT Tax-Free Money Fund will become shareholders of Tax-Exempt Fund (these transactions are collectively referred to as the "Reorganization"). As part of the Reorganization, shareholders of Fidelity AMT Tax-Free Money Fund would receive Premium Class shares of Tax-Exempt Fund.

The Reorganization, which does not require shareholder approval, is expected to take place on or about May 15, 2015, on which date this prospectus will no longer offer shares of Fidelity AMT Tax-Free Money Fund. The Reorganization is expected to be a tax-free transaction. This means that neither Fidelity AMT Tax-Free Money Fund nor its shareholders will recognize any gain or loss as a direct result of the Reorganization. For more detailed information, please contact Fidelity at 1-800-544-8544.

The following information supplements information for Fidelity Municipal Money Market Fund found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on page 6.

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The following information supplements information for Fidelity Municipal Money Market Fund found in the "Shareholder Information" section under the heading "Additional Information about the Purchase and Sale of Shares" on page 9.

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The following information supplements information for Fidelity Municipal Money Market Fund found in the "Shareholder Information" section under the heading "Buying Shares" beginning on page 9.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts other than those beneficially owned by natural persons (non-retail investors) may no longer be opened. Non-retail investors of the fund on that date may continue to add to their fund positions existing on that date. Non-retail investors that did not own shares of the fund on December 31, 2015, will not be allowed to buy shares of the fund. These restrictions generally will apply to investments made directly with Fidelity. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

SMM-MMM-15-03L  October 14, 2015
1.790713.119